ORGANIZATION AND DESCRIPTION OF THE COMPANY (Details) $ / shares in Units, $ in Millions				4 Months Ended	6 Months Ended
	Mar. 15, 2022 USD ($) unit agreement $ / shares shares	Mar. 14, 2022 USD ($) shares	Nov. 29, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of classes of share capital [line items]
Common shares transferred (in shares) | shares			7,000,000
Repayment from Brookfield Business Partners				$ 271	$ 97	$ 271
Repayment of promissory note to subsidiary of the partnership		$ 50		$ 271	309	$ 478
Loan payable to Brookfield Business Partners			$ 1,900		$ 0		$ 228
Equity commitment amount	$ 2,000
Equity commitment, subscription of Class C Shares, days listed for exchangeable shares prior to call date	5 days
Equity commitment, subscription of preferred shares, price (in dollars per share) | $ / shares	$ 25.00
Equity commitment, minimum amount per tranche	$ 10
Bilateral credit facilities | Brookfield Business Partners
Disclosure of classes of share capital [line items]
Provision of related party guarantee by entity	2,300
Revolving acquisition credit facility | Brookfield Business Partners
Disclosure of classes of share capital [line items]
Provision of related party guarantee by entity	$ 1,000
Brookfield Business Partners L.P.
Disclosure of classes of share capital [line items]
Number of credit agreements entered into | agreement	2
Term of credit facility	10 years
Maximum borrowing capacity	$ 1,000
Brookfield Business Partners L.P. | Brookfield Business Corporation
Disclosure of classes of share capital [line items]
Percentage of voting interest	75.00%
Brookfield Business Partners L.P. | Brookfield Business Corporation
Disclosure of classes of share capital [line items]
Term of credit facility	10 years
Maximum borrowing capacity	$ 1,000
Shareholders, excluding Brookfield
Disclosure of classes of share capital [line items]
Proportion of voting rights held	9.00%
Brookfield
Disclosure of classes of share capital [line items]
Proportion of voting rights held	16.00%
Shareholders
Disclosure of classes of share capital [line items]
Proportion of voting rights held	25.00%
Brookfield and Brookfield Business Partners L.P.
Disclosure of classes of share capital [line items]
Proportion of voting rights held	91.00%
Exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		73,000,000
Number of partnership units issued upon conversion of shares (in units) | unit	1
Notice period for redemption of all outstanding shares	60 days
Exchangeable shares | Brookfield and its subsidiaries, other than entities within the group
Disclosure of classes of share capital [line items]
Number of shares distributed (in shares) | shares		35,000,000
Exchangeable shares | Brookfield Business Partners L.P.
Disclosure of classes of share capital [line items]
Number of shares distributed (in shares) | shares		38,000,000
Exchangeable shares | Brookfield Business Partners L.P.
Disclosure of classes of share capital [line items]
Number of shares received per two limited partnership units held (in shares) | shares	0.5
Exchangeable shares | Shareholders, excluding Brookfield
Disclosure of classes of share capital [line items]
Proportion of issued and outstanding shares held	35.30%
Exchangeable shares | Brookfield
Disclosure of classes of share capital [line items]
Proportion of issued and outstanding shares held	64.70%
Class C Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		26,000,000
Class B shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		1